EMPLOYEE RETIREMENT BENEFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE RETIREMENT BENEFIT
Total contribution for employee benefits	$ 2,754,151	$ 2,121,411	$ 2,155,356